Risk/Return Detail Data - FidelityInternationalFactorETFs-ComboPRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® International High Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® International High Dividend ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity International High Dividend Index℠.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	0.18%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.19%
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63 % of the average value of its portfolio.
Portfolio Turnover, Rate	63.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity International High Dividend IndexSM and in depositary receipts representing securities included in the index. The index is designed to reflect the performance of stocks of large- and mid-capitalization developed international high dividend-paying companies that are expected to continue to pay and grow their dividends. The Fidelity International High Dividend Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks in the universe are grouped together by country and sector (with certain broader groupings in the event of small sector and country combinations). Stocks are ranked within each group and given a composite score based on three fundamental characteristics: high dividend yield, low dividend payout ratio, and high dividend growth. Within each group, composite scores are adjusted to remove size bias. Stocks with the highest composite scores within each group are identified for inclusion in the index. The grouping methodology results in country weights that are comparable to but not exactly the same as the broader developed international equity market. Within each group, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that group. Sectors are weighted relative to the broader developed international equity market depending on the yield characteristics of the sector. Sectors with higher dividend yields are overweighted, while those with lower dividend yields are underweighted. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	17.70%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(29.57%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | Fidelity International High Dividend ETF
Risk/Return:
Annual Return, Inception Date	Jan. 16, 2018
2019	15.84%
2020	(11.65%)
2021	17.32%
2022	(5.26%)
2023	16.60%
2024	0.30%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | Return Before Taxes | Fidelity International High Dividend ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	0.30%
Past 5 years	2.81%
Since Inception	1.04%	[1]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | After Taxes on Distributions | Fidelity International High Dividend ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(0.75%)
Past 5 years	1.89%
Since Inception	0.18%	[1]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | After Taxes on Distributions and Sales | Fidelity International High Dividend ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.37%
Past 5 years	2.27%
Since Inception	0.91%	[1]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | IXYCH
Risk/Return:
Label	Fidelity International High Dividend Index℠
Past 1 year	0.63%
Past 5 years	3.24%
Since Inception	1.49%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | MC040
Risk/Return:
Label	MSCI World ex USA Index
Past 1 year	4.95%
Past 5 years	5.33%
Since Inception	3.99%

[1]	A From January 16, 2018 .